Related Party Transactions	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

Shared Services Agreement

On November 27, 2013, Vince, LLC entered into the Shared Services Agreement pursuant to which Kellwood Company, LLC provides support services in various operational areas including, among other things, e-commerce operations, distribution, logistics, information technology, accounts payable, credit and collections and payroll and benefits.

We are invoiced by Kellwood monthly for these amounts and generally are required to pay within 15 business days of receiving such invoice. The payments will be trued-up and can be disputed once each fiscal quarter. As of May 3, 2014, we have recorded $1,240 in other accrued expenses to recognize amounts payable to Kellwood under the Shared Services Agreement.

Tax Receivable Agreement

Vince Holding Corp. entered into a Tax Receivable Agreement with the Pre-IPO Stockholders on November 27, 2013. We and our former subsidiaries have generated certain tax benefits (including NOLs and tax credits) prior to the restructuring transactions consummated in connection with our initial public offering and will generate certain section 197 intangible deductions (the “Pre-IPO Tax Benefits”), which would reduce the actual liability for taxes that we might otherwise be required to pay. The Tax Receivable Agreement provides for payments to the Pre-IPO Stockholders in an amount equal to 85% of the aggregate reduction in taxes payable realized by us and our subsidiaries from the utilization of the Pre-IPO Tax Benefits (the “Net Tax Benefit”).

For purposes of the Tax Receivable Agreement, the Net Tax Benefit equals (i) with respect to a taxable year, the excess, if any, of (A) our liability for taxes using the same methods, elections, conventions and similar practices used on the relevant company return assuming there were no Pre-IPO Tax Benefits over (B) our actual liability for taxes for such taxable year (the “Realized Tax Benefit”), plus (ii) for each prior taxable year, the excess, if any, of the Realized Tax Benefit reflected on an amended schedule applicable to such prior taxable year over the Realized Tax Benefit reflected on the original tax benefit schedule for such prior taxable year, minus (iii) for each prior taxable year, the excess, if any, of the Realized Tax Benefit reflected on the original tax benefit schedule for such prior taxable year over the Realized Tax Benefit reflected on the amended schedule for such prior taxable year; provided, however, that to extent any of the adjustments described in clauses (ii) and (iii) were reflected in the calculation of the tax benefit payment for any subsequent taxable year, such adjustments shall not be taken into account in determining the Net Tax Benefit for any subsequent taxable year.

As of May 3, 2014 we have recorded $173,146 to recognize our obligation under the Tax Receivable Agreement, which has a term of ten years, and was recorded as an adjustment to additional paid-in capital on our Condensed Consolidated Balance Sheet as of May 3, 2014. Approximately $4,131 is recorded as a component of other accrued expenses and $169,015 as other liabilities on our Condensed Consolidated Balance Sheet as of May 3, 2014.

Sun Capital Consulting Agreement

On November 27, 2013, we entered into an agreement with Sun Capital Management to (i) reimburse Sun Capital Management or any of its affiliates providing consulting services under the agreement for out-of-pocket expenses incurred in providing consulting services to us and (ii) provide Sun Capital Management with customary indemnification for any such services.

During the quarter ended May 3, 2014 we paid Sun Capital Management approximately $39 for reimbursement of expenses under the Sun Capital Consulting Agreement.

Note 15. Related Party Transactions

Shared Services Agreement

On November 27, 2013, Vince, LLC entered into the Shared Services Agreement with Kellwood pursuant to which Kellwood provides support services in various operational areas including, among other things, e-commerce operations, distribution, logistics, information technology, accounts payable, credit and collections and payroll and benefits.

The Shared Services Agreement may be modified or supplemented to include new services under terms and conditions to be mutually agreed upon in good faith by the parties. The fees for all services received by Vince, LLC from Kellwood, including any new services mutually agreed upon by the parties, will be at cost. Such costs shall be the full amount of any and all actual and direct out-of-pocket expenses (including base salary and wages but without providing for any margin of profit or allocation of depreciation or amortization expense) incurred by the service provider or its affiliates in connection with the provision of the services.

We may terminate any or all of the services at any time for any reason (with or without cause) upon giving Kellwood the required advance notice for termination for that particular service. Additionally, the provision of the following services, which are services which require a term as a matter of law and services which are based on a third-party agreement with a set term, shall terminate automatically upon the related date specified on the schedules to the Shared Services Agreement: Building Services NY; Tax; and Compensation & Benefits. If no specific notice requirement has been provided, 90 days prior written notice shall be required to be given. Upon the termination of certain services, Kellwood may no longer be in a position to provide certain other related services. Kellwood must notify us within 10 days following our request to terminate any services if they will no longer be able to provide other related services. Assuming we proceed with our request to terminate the original services, such related services shall also be terminated in connection with such termination.

We are invoiced by Kellwood monthly for these amounts and generally be required to pay within 15 business days of receiving such invoice. The payments will be trued-up and can be disputed once each fiscal quarter. As of February 1, 2014, we have recorded $873 in other accrued expenses to recognize amounts payable to Kellwood under the Shared Services Agreement.

Tax Receivable Agreement

Vince Holding Corp. entered into the Tax Receivable Agreement with the Pre-IPO Stockholders on November 27, 2013. We and our former subsidiaries have generated certain tax benefits (including NOLs and tax credits) prior to the restructuring transactions consummated in connection with our initial public offering and will generate certain section 197 intangible deductions (the “Pre-IPO Tax Benefits”), which would reduce the actual liability for taxes that we might otherwise be required to pay. The Tax Receivable Agreement provides for payments to the Pre-IPO Stockholders in an amount equal to 85% of the aggregate reduction in taxes payable realized by us and our subsidiaries from the utilization of the Pre-IPO Tax Benefits (the “Net Tax Benefit”).

For purposes of the Tax Receivable Agreement, the Net Tax Benefit equals (i) with respect to a taxable year, the excess, if any, of (A) our liability for taxes using the same methods, elections, conventions and similar practices used on the relevant company return assuming there were no Pre-IPO Tax Benefits over (B) our actual liability for taxes for such taxable year (the “Realized Tax Benefit”), plus (ii) for each prior taxable year, the excess, if any, of the Realized Tax Benefit reflected on an amended schedule applicable to such prior taxable year over the Realized Tax Benefit reflected on the original tax benefit schedule for such prior taxable year, minus (iii) for each prior taxable year, the excess, if any, of the Realized Tax Benefit reflected on the original tax benefit schedule for such prior taxable year over the Realized Tax Benefit reflected on the amended schedule for such prior taxable year; provided, however, that to extent any of the adjustments described in clauses (ii) and (iii) were reflected in the calculation of the tax benefit payment for any subsequent taxable year, such adjustments shall not be taken into account in determining the Net Tax Benefit for any subsequent taxable year.

While the Tax Receivable Agreement is designed with the objective of causing our annual cash costs attributable to federal, state and local income taxes (without regard to our continuing 15% interest in the Pre-IPO Tax Benefits) to be the same as that which we would have paid had we not had the Pre-IPO Tax Benefits available to offset our federal, state and local taxable income, there are circumstances in which this may not be the case. In particular, the Tax Receivable Agreement provides that any payments by us thereunder shall not be refundable. In that regard, the payment obligations under the Tax Receivable Agreement differ from a payment of a federal income tax liability in that a tax refund would not be available to us under the Tax Receivable Agreement even if we were to incur a net operating loss for federal income tax purposes in a future tax year. Similarly, the Pre-IPO Stockholders will not reimburse us for any payments previously made if any tax benefits relating to such payments are subsequently disallowed, although the amount of any such tax benefits subsequently disallowed will reduce future payments (if any) otherwise owed to such Pre-IPO Stockholders. In addition, depending on the amount and timing of our future earnings (if any) and on other factors including the effect of any limitations imposed on our ability to use the Pre-IPO Tax Benefits, it is possible that all payments required under the Tax Receivable Agreement could become due within a relatively short period of time following consummation of our initial public offering.

If we had not entered into the Tax Receivable Agreement, we would be entitled to realize the full economic benefit of the Pre-IPO Tax Benefits to the extent allowed by federal, state and local law. The Tax Receivable Agreement is designed with the objective of causing our annual cash costs attributable to federal, state and local income taxes (without regard to our continuing 15% interest in the Pre-IPO Tax Benefits) to be the same as we would have paid had we not had the Pre-IPO Tax Benefits available to offset our federal, state and local taxable income. As a result, stockholders who purchased shares in the IPO are not entitled to the economic benefit of the Pre-IPO Tax Benefits that would have been available if the Tax Receivable Agreement were not in effect, except to the extent of our continuing 15% interest in the Pre-IPO Benefits.

Additionally, the payments we make to the Pre-IPO Stockholders under the Tax Receivable Agreement are not expected to give rise to any incidental tax benefits to us, such as deductions or an adjustment to the basis of our assets.

An affiliate of Sun Capital may elect to terminate the Tax Receivable Agreement upon the occurrence of a Change of Control (as defined below). In connection with any such termination, we are obligated to pay the present value (calculated at a rate per annum equal to LIBOR plus 200 basis points as of such date) of all remaining Net Tax Benefit payments that would be required to be paid to the Pre-IPO Stockholders from such termination date, applying the valuation assumptions set forth in the Tax Receivable Agreement (the “Early Termination Period”). “Change of control,” as defined in the Tax Receivable Agreement shall mean an event or series of events by which (i) Apparel Holding Corp. shall cease directly or indirectly to own 100% of the capital stock of Vince, LLC; (ii) any “person” or “group” (as such terms are used in Section 13(d) and 14(d) of the Exchange Act), other than one or more permitted investors, shall be the “beneficial owner” (as defined in Rules 13d-3 and 13d-5 under the Exchange Act) of capital stock having more, directly or indirectly, than 35% of the total voting power of all outstanding capital stock of Vince Holding Corp. in the election of directors, unless at such time the permitted investors are direct or indirect “beneficial owners” (as so defined) of capital stock of Vince Holding Corp. having a greater percentage of the total voting power of all outstanding capital stock of Vince Holding Corp. in the election of directors than that owned by each other “person” or “group” described above; (iii) for any reason whatsoever, a majority of the board of directors of Vince Holding Corp. shall not be continuing directors; or (iv) a “Change of Control” (or comparable term) shall occur under (x) any term loan or revolving credit facility of Vince Holding Corp. or its subsidiaries or (y) any unsecured, senior, senior subordinated or subordinated Indebtedness of Vince Holding Corp. or its subsidiaries, if, in each case, the outstanding principal amount thereof is in excess of $15,000. We may also terminate the Tax Receivable Agreement by paying the Early Termination Payment to the Pre-IPO Stockholders. Additionally, the Tax Receivable Agreement provides that in the event that we breach any material obligations under the Tax Receivable Agreement by operation of law as a result of the rejection of the Tax Receivable Agreement in a case commenced under the Bankruptcy Code, then the Early Termination Payment plus other outstanding amounts under the Tax Receivable Agreement shall become due and payable.

The Tax Receivable Agreement will terminate upon the earlier of (i) the date all such tax benefits have been utilized or expired, (ii) the last day of the tax year including the tenth anniversary of the IPO Restructuring Transactions and (iii) the mutual agreement of the parties thereto, unless earlier terminated in accordance with the terms thereof.

As of February 1, 2014 we have recorded $173,146 to recognize our obligation under the Tax Receivable Agreement, which has a term of ten years, and was recorded as an adjustment to additional paid-in capital on our Consolidated Balance Sheet as of February 1, 2014. Approximately $4,131 is recorded as a component of other accrued expenses and $169,015 as other liabilities on our Consolidated Balance Sheet as of February 1, 2014.

Transfer Agreement

On November 27, 2013, Kellwood and Vince Intermediate Holding, LLC entered into a transfer agreement (the “Transfer Agreement”). Pursuant to the terms of the Transfer Agreement, the following transactions occurred:

•	Kellwood distributed the Vince, LLC equity interests to Vince Intermediate Holding, LLC in exchange for a $341,500 promissory note issued by Vince Intermediate Holding, LLC (the “Kellwood Note Receivable”).

•

Vince Intermediate Holding, LLC immediately repaid the Kellwood Note Receivable in full using approximately $172,000 of such net proceeds along with $169,500 of net borrowings under the new Term Loan Facility. Using the proceeds from the repayment of the Kellwood Note Receivable, after giving effect to the contribution of $70,100 of indebtedness under the Sun Term Loan Agreements to the capital of Vince Holding Corp. by affiliates of Sun Capital, Kellwood repaid and discharged the indebtedness outstanding under its revolving credit facility and the Sun Term Loan Agreements, and redeemed all of its issued and outstanding 12.875% Notes. Kellwood also redeemed $38,100 aggregate principal amount of its 7.125% Notes, at par pursuant to a tender offer. In addition, Kellwood also used such proceeds to pay certain restructuring fees to Sun Capital Management. Kellwood also paid a debt recovery bonus of $6,000 to our Chairman and Chief Executive Officer.

•	Kellwood refinanced its revolving credit facility to, among other things, release Vince, LLC as a guarantor or obligor thereunder.

In accordance with the terms of the Transfer Agreement, Kellwood has agreed to indemnify us for any losses which we may suffer, sustain or become subject to, relating to the Kellwood business or in connection with any contract contributed to us by Kellwood which is not by its terms permitted to be assigned. Kellwood has also agreed to indemnify us for any losses associated with its failure to satisfy its obligations under the Transfer Agreement with respect to the repayment, repurchase, discharge or refinancing of certain of its indebtedness, as described in the immediately prior paragraph (including with respect to the removal of Vince, LLC as an obligor or guarantor under its refinanced revolving credit facility). Additionally, Vince Intermediate Holding, LLC has agreed to indemnify Kellwood against any losses which Kellwood may suffer, sustain or become subject to relating to the Vince business. The parties also agreed, upon the request of either the other party to, without further consideration, execute and deliver, or cause to be executed and delivered, such other instruments of conveyance, transfer, assignment and confirmation, and shall take or cause to be taken, such further or other actions as the other party may deem necessary or desirable to carry out the intent and purpose of the Transfer Agreement and give effect to the transactions contemplated thereby.

Kellwood Note Receivable

Vince Intermediate Holding, LLC issued the Kellwood Note Receivable in the aggregate principal amount of $341,500 to Kellwood Company, LLC on November 27, 2013, immediately prior to the consummation of our initial public offering. Vince Intermediate Holding, LLC repaid the Kellwood Note Receivable on the same day, using net proceeds from our initial public offering and net borrowings under the Term Loan Facility. No interest accrued under the Kellwood Note Receivable as the Kellwood Note Receivable was repaid on the date of issuance.

Debt Recovery Bonus to Our Chairman and Chief Executive Officer

Our Chairman and CEO received a debt recovery bonus of $6,000 (which included $440 of a prior unpaid debt recovery bonus) in connection with the repayment of certain Kellwood indebtedness, calculated as 4.4% of the related debt recovery, on November 27, 2013. Kellwood used proceeds from the repayment of the Kellwood Note Receivable to pay this bonus to our Chairman and CEO at the closing of our initial public offering.

Earnout Agreement

In connection with the acquisition of the Vince business, Kellwood entered into an earnout agreement with CRL Group (former owners of the Vince business) providing for contingent earnout payments as additional consideration for the purchase of substantially all of the assets and properties of CRL Group (the “Earnout Agreement”). Rea Laccone, our founder and former Chief Executive Officer, is a member of the CRL Group. The Earnout Agreement provides for the payment of contingent annual earnout payments to CRL Group for five periods between 2007 and 2011, with the contingent amounts earned based on the amount of net sales and gross margin in each such period. The Earnout Agreement also provides for a cumulative contingent payment based on the amount of net sales during the Earnout Agreement period. Kellwood made payments under the Earnout Agreement of $806, and $58,456 during fiscal 2012 and fiscal 2011, respectively. No amounts were paid to Ms. Laccone under the Earnout Agreement for fiscal 2013.

Certain Indebtedness to affiliates of Sun Capital

We had substantial indebtedness owed to affiliates of Sun Capital after giving effect to the acquisition of Kellwood Company by affiliates of Sun Capital Partners, Inc. in February 2008 under the Sun Promissory Notes and Sun Capital Loan Agreement (as defined in Note 7). Subsequent to 2008, Kellwood Company made borrowings under the Sun Term Loan Agreements (as defined in Note 3) to fund negative cash flows of the non-Vince business. All amounts owed by Vince Holding Corp. under these agreements were discharged as of February 1, 2014, as further discussed below.

On December 28, 2012, Sun Kellwood Finance waived all interest capitalized and accrued under the Sun Promissory notes prior to July 19, 2012. Additionally, Sun Kellwood Finance and SCSF Finance waived all interest capitalized and accrued under the Sun Capital Loan Agreement prior to July 19, 2012. As all parties were under the common control of affiliates of Sun Capital, both transactions resulted in capital contributions of $270,852 and $18,249 for the Sun Promissory Notes and Sun Capital Loan Agreement, respectively. The capital contributions were recorded as adjustments to additional paid in capital on our Consolidated Balance Sheet as of February 2, 2013. These transactions had no significant income tax consequences. The remaining principal and capitalized PIK interest owed under these agreements of $391,434 were reported within long-term debt on the Consolidated Balance Sheet as of February 2, 2013.

On June 18, 2013, Sun Kellwood Finance and SCSF Finance assigned all title and interest in both the Sun Promissory Notes and note under our Sun Capital Loan Agreement to Sun Cardinal, LLC. Immediately following the assignment of these notes, Sun Cardinal contributed all outstanding principal and interest due under these notes as of June 18, 2013 to the capital of Vince Holding Corp. As all parties were under the common control of Sun Capital at such time, these transactions were recorded in the second quarter of fiscal 2013 as increases to Vince Holding Corp.’s additional paid in capital in the amounts of $334,595 and $72,932 for the Sun Promissory Notes and Sun Capital Loan Agreement, respectively. As a result, Vince Holding Corp. has been discharged of all obligations under both agreements. See Note 7. Immediately prior to the Restructuring Transactions, affiliates of Sun Capital contributed $38,683 of principal under the Sun Term Loan Agreements to the capital of Kellwood Company.

On November 27, 2013, subsequent to the closing of the IPO and in connection with the Restructuring Transactions, all remaining debt obligations to affiliates of Sun Capital under the Sun Term Loan Agreements were retained by Kellwood Company, amounting to $83,355 (including accrued interest). Kellwood Company immediately discharged all obligations under these agreements through the application of a portion of the Kellwood Note Receivable proceeds. See Note 3.

Management Services Agreement

In connection with the acquisition of Kellwood Company by affiliates of Sun Capital in 2008, Sun Capital Partners Management V, LLC, an affiliate of Sun Capital, entered into the Management Services Agreement (the “Management Services Agreement”) with Kellwood Company. Under this agreement, Sun Capital Management provided Kellwood Company with consulting and advisory services, including services relating to financing alternatives, financial reporting, accounting and management information systems. In exchange, Kellwood Company reimbursed Sun Capital Management for reasonable out-of-pocket expenses incurred in connection with providing consulting and advisory services, additional and customary and reasonable fees for management consulting services provided in connection with corporate events, and also paid an annual management fee equal to $2,200 which was prepaid in equal quarterly installments, a portion of which was charged to the Vince business. We reported $404, $779 and $478 for management fees to Sun Capital in other expense, net, in the Consolidated Statements of Operations for fiscal 2013, fiscal 2012, and fiscal 2011, respectively. The remaining fees charged to the non-Vince businesses of $1,537, $1,668, and $1,949 are included within net loss from discontinued operations in the Consolidated Statements of Operations for fiscal 2013, fiscal 2012, and fiscal 2011, respectively.

Upon the consummation of certain corporate events involving Kellwood Company or its direct or indirect subsidiaries, Kellwood Company was required to pay Sun Capital Management a transaction fee in an amount equal to 1% of the aggregate consideration paid to or by Kellwood Company and any of its direct or indirect subsidiaries or stockholders. We incurred no material transaction fees payable to Sun Capital Management during all periods presented on the Consolidated Statement of Operations. We reported $926 for outstanding transaction fees within Long-term liabilities of discontinued operations on the Consolidated Balance Sheet as of February 2, 2013.

On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, VHC was released from the terms of the Management Services Agreement between Kellwood Company and Sun Capital Management.

Sun Capital Consulting Agreement

On November 27, 2013, we entered into an agreement with Sun Capital Management to (i) reimburse Sun Capital Management or any of its affiliates providing consulting services under the agreement for out-of-pocket expenses incurred in providing consulting services to us and (ii) provide Sun Capital Management with customary indemnification for any such services.

The agreement is scheduled to terminate on the tenth anniversary of our initial public offering (i.e. November 27, 2023). Under the consulting agreement, we have no obligation to pay Sun Capital Management or any of its affiliates any consulting fees other than those which are approved by a majority of our directors that are not affiliated with Sun Capital. To the extent such fees are approved in the future, we will be obligated to pay such fees in addition to reimbursing Sun Capital Management or any of its affiliates that provide us services under the consulting agreement for all reasonable out-of-pocket fees and expenses incurred by such party in connection with the provision of consulting services under the consulting agreement and any related matters. Reimbursement of such expenses shall not be conditioned upon the approval of a majority of our directors that are not affiliated with Sun Capital Management, and shall be payable in addition to any fees that such directors may approve.

Neither Sun Capital Management nor any of its affiliates are liable to us or our affiliates, securityholders or creditors for (1) any liabilities arising out of, related to, caused by, based upon or in connection with the performance of services under the consulting agreement, unless such liability is proven to have resulted directly and primarily from the willful misconduct or gross negligence of such person or (2) pursuing any outside activities or opportunities that may conflict with our best interests, which outside activities we consent to and approve under the consulting agreement, and which opportunities neither Sun Capital Management nor any of its affiliates will have any duty to inform us of. In no event will the aggregate of any liabilities of Sun Capital Management or any of its affiliates exceed the aggregate of any fees paid under the consulting agreement.

In addition, we are required to indemnify Sun Capital Management, its affiliates and any successor by operation of law against any and all liabilities, whether or not arising out of or related to such party’s performance of services under the consulting agreement, except to the extent proven to result directly and primarily from such person’s willful misconduct or gross negligence. We are also required to defend such parties in any lawsuits which may be brought against such parties and advance expenses in connection therewith. In the case of affiliates of Sun Capital Management that have rights to indemnification and advancement from affiliates of Sun Capital, we agree to be the indemnitor of first resort, to be liable for the full amounts of payments of indemnification required by any organizational document of such entity or any agreement to which such entity is a party, and that we will not make any claims against any affiliates of Sun Capital Partners for contribution, subrogation, exoneration or reimbursement for which they are liable under any organizational documents or agreement. Sun Capital Management may, in its sole discretion, elect to terminate the consulting agreement at any time. We may elect to terminate the consulting agreement if SCSF Cardinal, Sun Cardinal or any of their respective affiliates’ aggregate ownership of our equity securities falls below 30%.

Indemnification Agreements

We entered into indemnification agreements with each of our executive officers and directors on November 27, 2013. The indemnification agreements provide the executive officers and directors with contractual rights to indemnification, expense advancement and reimbursement, to the fullest extent permitted under the DGCL.

Amended and Restated Certificate of Incorporation

Our amended and restated certificate of incorporation provides that for so long as affiliates of Sun Capital own 30% or more of our outstanding shares of common stock, Sun Cardinal, a Sun Capital affiliate, has the right to designate a majority of our board of directors. For so long as Sun Cardinal has the right to designate a majority of our board of directors, the directors designated by Sun Cardinal are expected to constitute a majority of each committee of our board of directors (other than the Audit Committee), and the chairman of each of the committees (other than the Audit Committee) is expected to be a director serving on the committee who is selected by affiliates of Sun Capital, provided that, at such time as we are not a “controlled company” under the NYSE corporate governance standards, our committee membership will comply with all applicable requirements of those standards and a majority of our board of directors will be “independent directors,” as defined under the rules of the NYSE, subject to any applicable phase in requirements.